Document and Entity Information	Apr. 24, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001813756
Document Type	8-K
Document Period End Date	Apr. 24, 2023
Entity Registrant Name	WEWORK INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39419
Entity Tax Identification Number	85-1144904
Entity Address, Address Line One	75 Rockefeller Plaza
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(646)
Local Phone Number	389-3922
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	WE
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	WE WS
Security Exchange Name	NYSE
Class A Common Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock Purchase Rights
Trading Symbol	—
Security Exchange Name	NYSE